Income Taxes (Narrative) (Details) $ / shares in Units, $ in Thousands, € in Millions, DKK in Millions				3 Months Ended			12 Months Ended			36 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($)	Apr. 01, 2016 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2012 DKK	Dec. 31, 2013 USD ($)	Dec. 10, 2013 DKK
Net deferred tax liabilities		$ 2,851,800					$ 2,851,800	$ 3,106,700
Valuation allowance, deferred tax asset, change in amount							$ 92,000
Effective income tax rate				17.30%	25.20%		17.50%	14.40%	21.50%
Statutory federal income tax rate				35.00%			35.00%	35.00%	35.00%
Cash income tax payments				$ 142,300	$ 86,900		$ 767,000	$ 584,000	$ 569,000
Tax deductions attributable to stock-based compensation							99,000	147,000	82,000
Excess tax benefit from share-based compensation, financing activities							50,000	88,000	50,000
Deferred tax assets, valuation allowances		306,500					306,500	215,000
Gross unrecognized tax benefits		992,200	$ 728,500				992,200	990,200	728,500		$ 689,000
Unrecognized tax benefits, net of offsetting indirect tax benefits								905,000
Unrecognized tax benefits, indirect tax benefits								233,000
Potential interest and penalties								148,000
Recognized potential interest and penalties							47,000	39,000	44,000
Unrecognized tax benefits that would impact effective tax rate		933,000					933,000
Cash and equivalents	$ 803,900	963,700	3,005,600	$ 803,900	$ 664,300		963,700	$ 790,800	$ 3,005,600		$ 3,115,200
Undistributed earnings of foreign subsidiaries		23,000,000					$ 23,000,000
Effective income tax rate reconciliation,other reconciling items, percent				3.20%			(3.50%)	(2.90%)	2.50%
Effective income tax rate reconciliation, gain on sale of marketable equity securities, percent					4.90%
International
Cash and equivalents		648,000					$ 648,000
Entity | United States
Net deferred tax liabilities		2,500,000					2,500,000	$ 2,700,000
Entity | International
Net deferred tax liabilities		374,000					374,000	367,000
Foreign tax authority
Income tax holiday, aggregate dollar amount							$ 61,000	$ 33,000	$ 16,000
Income tax holiday, income tax benefits per share | $ / shares							$ 0.09	$ 0.05	$ 0.02
Foreign tax authority | Denmark, Kroner
Income tax examination, amount of tax assessments | DKK												DKK 1,400
Income tax examination, amount of potential additional tax assessments | DKK										DKK 814
Income tax examination, amount of potential additional tax assessments including interest | DKK										DKK 833
Foreign tax authority | United States of America, dollars
Income tax examination, amount of tax assessments	203,000	195,000		$ 203,000			$ 195,000
Income tax examination, amount of potential additional tax assessments	$ 120,000	115,000
Tax adjustments, settlements, and unusual provisions			$ 60,000
Foreign tax authority | Euro
Tax adjustments, settlements, and unusual provisions | €						€ 49
Discontinued operations
Net deferred tax liabilities								$ 87,000
Continuing operations
Net operating loss carryforwards		757,000					757,000
Operating loss carryforwards, valuation allowances		240,000					240,000
Gross unrecognized tax benefits		992,000					992,000
Unrecognized tax benefits, net of offsetting indirect tax benefits		933,000					933,000
Unrecognized tax benefits, indirect tax benefits		179,000					179,000
Potential interest and penalties		120,000					120,000
Estimated reduction in unrecognized tax benefits within twelve months		(250,000)					(250,000)
Continuing operations | General business and foreign tax credit
Tax credit carryforwards		339,000					339,000
Tax credit carryforward, valuation allowance		24,000					24,000
Deferred tax asset, due to acquisitions
Valuation allowance, deferred tax asset, change in amount							21,000
Deferred tax asset, other | Continuing operations
Deferred tax assets, valuation allowances		$ 42,000					$ 42,000